Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.54%	0.63%	2.98%	(12.33%)	(3.01%)	8.06%	6.56%	1.01%	1.38%	0.62%	1.08%
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.27%	(6.61%)	2.38%	(30.00%)	(5.25%)	18.23%	14.06%	(1.87%)	8.22%	0.71%	(1.89%)
T. Rowe Price U.S. Treasury Money Fund- Investor Class [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.04%	5.02%	4.86%	1.46%	0.01%	0.27%	1.89%	1.48%	0.49%	0.02%